Long-Term Debt - Estimated Maturities of Long-Term Debt (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 25,346
2019	26,707
2020	152,955
2021	25,140
2022	619,577
Southwest Gas Corporation [Member]
Debt Instrument [Line Items]
2020	125,000
2022	425,000
Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
2018	25,346
2019	26,707
2020	27,955
2021	25,140
2022	$ 194,577